Other Payables and Accruals (Details) - HKD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Payables And Accruals [Line Items]
Accrued salaries, wages and bonus	$ 58	$ 372
Accrued audit and professional fees	977	1,143
Accrued sundries expenses	43	1,194
Other payables	3,612	3,429
Other Accrued Liabilities, Current	$ 4,690	$ 6,138